FAIR VALUE MEASUREMENT	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable.  Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions.  The fair value hierarchy consists of the following three levels:

•	Level I - Quoted prices for identical instruments in active markets.

•
Level II - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III - Instruments whose significant value drivers are unobservable.
The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	Fair Value Hierarchy	September 30, 2017	December 31, 2016
Assets:
Money market funds (of which $14,700 is classified as restricted cash as of December 31, 2016)	Level I	$65,801	$100,139
Investment securities pledged as collateral	Level I	1,652,917	1,483,030
Prepaid forward contracts	Level II	54,578	10,956
Liabilities:
Prepaid forward contracts	Level II	107,066	13,158
Put/Call Options	Level II	48,326	—
Interest rate swap contracts	Level II	69,271	78,823
Contingent consideration related to 2017 acquisition	Level III	30,000	—

The Company's cash equivalents, investment securities and investment securities pledged as collateral are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.
The Company's derivative contracts and liabilities under derivative contracts on the Company's balance sheets are valued using market-based inputs to valuation models.  These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility.  When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit risk considerations.  Such adjustments are generally based on available market evidence.  Since model inputs can generally be verified and do not involve significant management judgment, the Company has concluded that these instruments should be classified within Level II of the fair value hierarchy.
The fair value of the contingent consideration related to the acquisition in the first quarter of 2017 was estimated based on a probability assessment of attaining the targets. The estimated amount recorded as of September 30, 2017 is the full contractual amount.
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate:
Credit Facility Debt, Collateralized Indebtedness, Senior Notes and Debentures, Senior Secured Notes, Senior Guaranteed Notes, Notes Payable to Affiliates and Related Parties and Notes Payable
The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities. The fair value of notes payable is based primarily on the present value of the remaining payments discounted at the borrowing cost.
The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy	Carrying Amount (a)	Estimated Fair Value	Carrying Amount (a)	Estimated Fair Value
Altice USA debt instruments:
Notes payable to affiliates and related parties	Level II	$—	$—	$1,750,000	$1,837,876
CSC Holdings debt instruments:
Credit facility debt	Level II	4,123,792	4,167,500	2,631,887	2,675,256
Collateralized indebtedness	Level II	1,314,788	1,286,557	1,286,069	1,280,048
Senior guaranteed notes	Level II	2,290,748	2,460,675	2,289,494	2,416,375
Senior notes and debentures	Level II	6,412,789	7,421,261	6,732,816	7,731,150
Notes payable	Level II	76,442	72,802	13,726	13,260
Cablevision senior notes:	Level II	1,817,536	1,998,340	2,742,082	2,920,056
Cequel debt instruments:
Cequel credit facility	Level II	1,253,110	1,261,838	812,903	815,000
Senior secured notes	Level II	2,569,559	2,745,750	2,566,802	2,689,750
Senior notes	Level II	2,762,543	3,036,850	3,176,131	3,517,275
Notes payable	Level II	3,083	3,083	—	—
		$22,624,390	$24,454,656	$24,001,910	$25,896,046

(a)	Amounts are net of unamortized deferred financing costs and discounts.
The fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.

FAIR VALUE MEASUREMENT

        The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

•	Level I—Quoted prices for identical instruments in active markets.
•

Level II—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III—Instruments whose significant value drivers are unobservable.

        The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	At December 31, 2016 (Successor)
	Level I	Level II	Level III	Total
Assets:
Money market funds	$100,139	$—	$—	$100,139
Investment securities pledged as collateral	1,483,030	—	—	1,483,030
Prepaid forward contracts	—	10,956	—	10,956
Liabilities:
Prepaid forward contracts	—	13,158	—	13,158
Interest rate swap contracts		78,823		78,823

        The Company's cash equivalents, investment securities and investment securities pledged as collateral are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.

        The Company's derivative contracts and liabilities under derivative contracts on the Company's balance sheets are valued using market-based inputs to valuation models. These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit risk considerations. Such adjustments are generally based on available market evidence. Since model inputs can generally be verified and do not involve significant management judgment, the Company has concluded that these instruments should be classified within Level II of the fair value hierarchy.

Fair Value of Financial Instruments

        The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate:

Credit Facility Debt, Collateralized Indebtedness, Senior Notes and Debentures, Senior Secured Notes, Senior Guaranteed Notes, Notes Payable to Affiliates and Related Parties, and Notes Payable

        The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities. The fair value of notes payable is based primarily on the present value of the remaining payments discounted at the borrowing cost.

        The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		December 31, 2016
	Fair Value Hierarchy	Carrying Amount(a)	Estimated Fair Value
Altice USA debt instruments:
Notes payable to affiliates and related parties	Level II	$1,750,000	$1,837,876
CSC Holdings debt instruments:
Credit facility debt	Level II	2,631,887	2,675,256
Collateralized indebtedness(b)	Level II	1,286,069	1,280,048
Senior guaranteed notes	Level II	2,289,494	2,416,375
Senior notes and debentures(c)	Level II	6,732,816	7,731,150
Notes payable	Level II	13,726	13,260
Cablevision senior notes(d)	Level II	2,742,082	2,920,056
Cequel debt instruments:
Cequel credit facility	Level II	812,903	815,000
Senior Secured Notes	Level II	1,079,869	1,152,250
Senior Notes	Level II	4,663,064	5,054,775

		$24,001,910	$25,896,046

(a)	Amounts are net of unamortized deferred financing costs and discounts.
(b)	The total carrying value of the collateralized debt was reduced by $9,142 to reflect its fair value on the Cablevision Acquisition Date.
(c)

The total carrying value of the senior notes and debentures assumed in connection with the Cablevision Acquisition was reduced by $39,713 to reflect the fair value of the notes on the Cablevision Acquisition Date.

(d)

The total carrying value of the senior notes and debentures assumed in connection with the Cablevision Acquisition was reduced by $13,075 to reflect the fair value of the notes on the Cablevision Acquisition Date.

        The fair value estimates related to the Company's debt instruments presented above are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Cablevision Systems Corporation And Subsidiaries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENT

FAIR VALUE MEASUREMENT

        The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity's pricing based upon their own market assumptions. The fair value hierarchy consists of the following three levels:

•	Level I—Quoted prices for identical instruments in active markets.
•

Level II—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level III—Instruments whose significant value drivers are unobservable.

        The following table presents for each of these hierarchy levels, the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

	At December 31, 2015
	Level I	Level II	Level III	Total
Assets:
Money market funds	$922,765	$—	$—	$922,765
Investment securities	130	—	—	130
Investment securities pledged as collateral	1,211,982	—	—	1,211,982
Prepaid forward contracts	—	82,408	—	82,408
Liabilities:
Prepaid forward contracts	—	2,706	—	2,706

        The Company's cash equivalents, investment securities and investment securities pledged as collateral are classified within Level I of the fair value hierarchy because they are valued using quoted market prices.

        The Company's prepaid forward contracts reflected as derivative contracts and liabilities under derivative contracts on the Company's balance sheets are valued using market-based inputs to valuation models. These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit risk considerations. Such adjustments are generally based on available market evidence. Since model inputs can generally be verified and do not involve significant management judgment, the Company has concluded that these instruments should be classified within Level II of the fair value hierarchy.

        In addition, see Note 9 for a discussion of impairment charges related to nonfinancial assets not measured at fair value on a recurring basis.

Fair Value of Financial Instruments

        The following methods and assumptions were used to estimate fair value of each class of financial instruments for which it is practicable to estimate:

Credit Facility Debt, Collateralized Indebtedness, Senior Notes and Debentures, Senior Guaranteed Notes and Notes Payable

        The fair values of each of the Company's debt instruments are based on quoted market prices for the same or similar issues or on the current rates offered to the Company for instruments of the same remaining maturities. The fair value of notes payable is based primarily on the present value of the remaining payments discounted at the borrowing cost.

        The carrying values, estimated fair values, and classification under the fair value hierarchy of the Company's financial instruments, excluding those that are carried at fair value in the accompanying consolidated balance sheets, are summarized as follows:

		December 31, 2015
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Debt instruments:
Credit facility debt	Level II	$2,514,454	$2,525,654
Collateralized indebtedness	Level II	1,191,324	1,176,396
Senior notes and debentures	Level II	5,801,011	5,756,608
Notes payable	Level II	14,544	14,483

Total debt instruments		$9,521,333	$9,473,141

        The fair value estimates related to the Company's debt instruments and senior notes receivable presented above are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgments and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.